ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and employee benefits	¥ 194,862		¥ 141,955
Refund liability	71,843		67,625
Professional service fee	30,165		28,357
Payable for advertisement	23,287		40,652
Rental fee	11,153		9,943
VAT and other tax payables	9,535		11,111
Guarantee liability	5,808		10,921
Payable to a third-party individual			51,380
Others	45,251		35,614
Total	¥ 391,904	$ 60,062	¥ 397,558